Other assets (Tables)	12 Months Ended
Dec. 31, 2021
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of Other Assets
Other assets consist of the following:

	2021	2020
Restricted cash	$36,232	$28,404
OPEB plan assets (note 10(a))	11,963	10,662
Long-term deposits	10,735	13,459
Income taxes recoverable	7,649	4,717
Deferred financing costs (a)	30,544	6,774
Other	14,891	9,953
	$112,014	$73,969
Less: current portion	(16,153)	(7,266)
	$95,861	$66,703
(a)Deferred financing costs
Deferred financing costs represent costs of arranging the Company’s revolving credit facilities and intercompany loans as well as the portion of transactions costs related to the Green Equity Units (note 9(c)) that will be recorded against the common shares when issued.